Process Plant (Details Narrative) - USD ($)	1 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Loss on sale of equipment	$ 616,547
Assets held for sale	$ 40,000		$ 40,000	$ 40,000	$ 40,000
Pend Oreille Mill Purchase [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of plant		$ 20,000
Loss on sale of equipment		$ 308,273